ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Charge to (reversal of) allowance	¥ 1,051,564
Third parties
ACCOUNTS RECEIVABLE, NET
Ending balance	2,047,013	$ 288,316	¥ 995,449
Charge to (reversal of) allowance	1,051,564	148,110	(8,767,356)
Foreign currency translation adjustments	0	0	150,335
Beginning balance	¥ 995,449	$ 140,206	¥ 9,612,470